Offerings	Jun. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	9,052,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 9,052,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,250.08
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $11,687,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,635,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,635,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 363.89
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $11,687,000.